Financial Instruments - Summary of changes in allowance for expected credit losses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Beginning balance	¥ 8,366	¥ 7,771
Increase	1,144	2,495
Decrease (written off)	(978)	(1,438)
Decrease (reversal)	(660)	(568)
Others	(529)	106
Ending balance	¥ 7,343	¥ 8,366